Offerings	Jul. 25, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.500% Notes due 2032
Maximum Aggregate Offering Price	$ 585,667,476.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 89,665.69
Offering Note	(1) The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. (2) The amount registered, maximum aggregate offering price and registration fee have been calculated by converting the amount registered from Euros to U.S. Dollars based upon the Euro to U.S. Dollar exchange rate as of 9 a.m. (London time) on July 23, 2025 on the Bloomberg page "BFIX" of EUR1.00/$1.1742.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 3.500% Notes due 2032
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	(1) The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. (2) The amount registered, maximum aggregate offering price and registration fee have been calculated by converting the amount registered from Euros to U.S. Dollars based upon the Euro to U.S. Dollar exchange rate as of 9 a.m. (London time) on July 23, 2025 on the Bloomberg page "BFIX" of EUR1.00/$1.1742. (3) Federal Express Corporation, Federal Express Europe, Inc., Federal Express Holdings S.A., LLC, Federal Express International, Inc., FedEx Freight, Inc., and FedEx Office and Print Services, Inc., will fully and unconditionally guarantee the notes issued by FedEx Corporation. No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate filing fee is required for the guarantees.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.125% Notes due 2037
Maximum Aggregate Offering Price	$ 410,624,785.20
Fee Rate	0.01531%
Amount of Registration Fee	$ 62,866.65
Offering Note	(1) The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. (2) The amount registered, maximum aggregate offering price and registration fee have been calculated by converting the amount registered from Euros to U.S. Dollars based upon the Euro to U.S. Dollar exchange rate as of 9 a.m. (London time) on July 23, 2025 on the Bloomberg page "BFIX" of EUR1.00/$1.1742.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 4.125% Notes due 2037
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	(1) The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. (2) The amount registered, maximum aggregate offering price and registration fee have been calculated by converting the amount registered from Euros to U.S. Dollars based upon the Euro to U.S. Dollar exchange rate as of 9 a.m. (London time) on July 23, 2025 on the Bloomberg page "BFIX" of EUR1.00/$1.1742. (3) Federal Express Corporation, Federal Express Europe, Inc., Federal Express Holdings S.A., LLC, Federal Express International, Inc., FedEx Freight, Inc., and FedEx Office and Print Services, Inc., will fully and unconditionally guarantee the notes issued by FedEx Corporation. No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate filing fee is required for the guarantees.